Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Principal accounting policies [abstract]
Effect of adoption of IFRS 16
Assets	Increase/(Decrease)
RMB’000

Increase in right-of-use assets	13,858,230
Decrease in property, plant and equipment	(1,616,551)
Decrease in land use rights	(11,450,034)
Decrease in other non-current assets	(17,027)
Increase in total assets	774,618

Liabilities

Increase in non-current portion of lease liabilities	2,113,533
Increase in current portion of lease liabilities	103,259
Decrease in other non-current liabilities	(1,442,174)
Increase in total liabilities	774,618

Decrease in retained earnings	-
Decrease in non-controlling interests	-

Lease liabilities are as at beginning of period reconciled to the operating lease commitments as at end of last period

RMB’000

Operating lease commitments as at 31 December 2018	1,647,251
Less:
Commitments relating to short-term leases and those leases with a remaining lease term ended on or before 31 December 2019	85,604
Adjustment related to non-variable rents	755,986
Add:
Commitments relating to leases previously classified as finance leases as at 31 December 2018	1,758,970
Total undiscounted lease liabilities as at 1 January 2019 for adoption of IFRS 16	2,564,631
Weighted average incremental borrowing rate as at 1 January 2019	4.75%
Lease liabilities as at 1 January 2019	2,216,792

Estimated useful lives of property plant and equipment
Estimated useful lives

Dams	8 – 50 years
Port facilities	20 – 40 years
Buildings	8 – 30 years
Electric utility plant in service	5 – 30 years
Transportation facilities	8 – 27 years
Others	5 – 14 years

Estimated useful lives of right-of-use assets
Buildings	3 – 10 years
Electric utility plant in service	3 – 12 years
Transportation facilities	3 years
Land use rights	10 – 50 years
Others	5 – 15 years